Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues
Gross premiums written	$ 1,193.2	$ 957.2	$ 2,707.5	$ 2,202.5
Reinsurance premiums ceded	(523.3)	(342.1)	(1,259.5)	(927.7)
Net premiums written	669.9	615.1	1,448.0	1,274.8
Change in net unearned premiums	(168.8)	(186.0)	(458.9)	(459.7)
Net premiums earned	501.1	429.1	989.1	815.1
Net realized and unrealized investment gains/(losses)	(7.0)	0.1	(16.0)	2.9
Net investment income	46.0	27.3	87.0	47.7
Other income/(loss)	0.0	(3.3)	0.0	0.2
Total revenues before net gain on distribution of The Fidelis Partnership	540.1	453.2	1,060.1	865.9
Net gain on distribution of The Fidelis Partnership	0.0	0.0	0.0	1,639.1
Total revenues	540.1	453.2	1,060.1	2,505.0
Expenses
Losses and loss adjustment expenses	222.7	158.3	405.0	317.9
Policy acquisition expenses (includes The Fidelis Partnership commissions of $75.0 and $151.7 (2023: $52.6 and $76.8))	217.3	174.7	430.2	303.9
General and administrative expenses	24.4	18.6	48.0	35.2
Corporate and other expenses	1.6	1.5	1.6	3.0
Net foreign exchange losses	2.6	0.1	0.1	1.6
Financing costs	8.6	9.0	17.2	17.6
Total expenses	477.2	362.2	902.1	679.2
Income before income taxes	62.9	91.0	158.0	1,825.8
Income tax expense	(9.2)	(7.1)	(23.1)	(9.3)
Net income	53.7	83.9	134.9	1,816.5
Other comprehensive income/(loss)
Unrealized gains/(losses) on available-for-sale investments	(0.4)	(9.9)	(8.6)	15.0
Reclassification of net realized losses recognized in net income	6.1	0.4	13.5	0.4
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	(0.8)	0.4	(0.2)	(1.6)
Total other comprehensive income/(loss)	4.9	(9.1)	4.7	13.8
Comprehensive income	$ 58.6	$ 74.8	$ 139.6	$ 1,830.3
Per share data earnings per common share
Earnings per common share (in dollars per share)	$ 0.46	$ 0.76	$ 1.15	$ 16.40
Earnings per diluted common share (in dollars per share)	$ 0.46	$ 0.76	$ 1.14	$ 16.39
Weighted average basic common shares outstanding (in shares)	117,089,293	110,771,897	117,373,655	110,771,897
Weighted average diluted common shares outstanding (in shares)	117,625,022	110,825,698	117,860,982	110,807,764